Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

21. Subsequent events

On January 28, 2025, the Company entered into a securities purchase agreement with certain institutional investors named thereto (the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 42,500,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.08 per share, and for an aggregate purchase price of $3,400,000 (the “Offering”). The Company has received net proceeds of approximately $3,052,000.00 from the issuance and sale of the Class A Ordinary Shares on February 3, 2025, after deducting the offering expenses.

On February 7, 2025, the Company (the “Buyer”) entered into a purchase agreement (the “SPA”) with Zhou Zisu, a PRC citizen (the “Seller”), and Bondly Enterprise Limited, a proprietary company registered in HongKong (the “Target”), pursuant to which the Company agreed to purchase 40% of the equity interest of the Target at the total purchase price of US$5,330,000. The Securities Purchase Agreements and the transaction contemplated thereby, have been approved by the Company’s board of directors. On February 26, 2025, the Company completed the payment of US$5,330,000. The transaction then has been closed.

On February 10, 2025, the Board approved a one-for-two-hundred (1:200) Reverse Split of the Company’s issued and unissued Class A and Class B ordinary shares.

On March 27, 2025, the Company entered into an agreement to transfer 100% of the equity interests in the Xiamen City Legend Education Services Company Limited (“Lichen Education”) to Mrs. Lina Li, who is not affiliate of the Company or any of its directors or officers. Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Lichen Education in exchange for cash consideration of RMB 7.91 million (approximately $1.10 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, Mrs. Lina Li will become the sole shareholder of Lichen Education and as a result, assume all assets and liabilities of Lichen Education owned. The transaction was closed on March 31, 2025.

Additionally, the Company has officially changed its name from Lichen China Limited to Lichen International Limited. This name change was duly approved by the Company’s shareholders on February 10, 2025.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through April 28, 2025, the date the consolidated financial statements were available to be issued. No other events require adjustment to or disclosure in the consolidated financial statements.